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                                                       -------------------------
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                                                       Expires: Nov. 30, 2005
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                                                       hours per response: 5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09381
                                   ---------------------------------------------

                                  PayPal Funds

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

2211 North First Street, San Jose, California                           95131
--------------------------------------------------------------------------------
 (Address of principal executive offices)                             (Zip code)

        Edward Fong, 2211 North First Street, San Jose, California 95131
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (408) 967-1496
                                                    ----------------------------

Date of fiscal year end: 12/31/2003
                         ---------------

Date of reporting period: 01/01/2003 - 12/31/2003
                          ----------------------------


     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders.

PAYPAL MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003
--------------------------------------------------------------------------------

ASSETS
Investments:
  In Money Market Master Portfolio ("Master Portfolio"),
   at value (Note 1)                                           $  201,039,898
Receivables:
  Due from PayPal Asset Management, Inc. (Note 2)                      12,081
                                                               --------------
Total Assets                                                      201,051,979
                                                               --------------
LIABILITIES
Payables:
  Distribution to shareholders                                        174,463
  Accrued trustees' fees                                                5,970
                                                               --------------
Total Liabilities                                                     180,433
                                                               --------------
NET ASSETS                                                     $  200,871,546
                                                               ==============
NET ASSETS CONSIST OF:
  Paid-in capital                                                 200,862,373
  Undistributed net investment income                                   2,704
  Undistributed net realized gain on investments                        6,469
                                                               --------------
NET ASSETS                                                     $  200,871,546
                                                               ==============
Shares outstanding                                                200,862,137
                                                               --------------
Net asset value and offering price per share                   $         1.00
                                                               ==============

The accompanying notes are an integral part of these financial statements.

PAYPAL MONEY MARKET FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM  MASTER PORTFOLIO
  Interest                                                     $    2,617,125
  Expenses                                                           (210,510)
                                                               --------------
Net investment income allocated from Master Portfolio               2,406,615
                                                               --------------
FUND EXPENSES (Note 2)
  Management fees                                                   3,786,912
  Trustees' fees                                                       11,970
                                                               --------------
Total fund expenses                                                 3,798,882
Less:
  Fees and expenses reimbursed by PPAM (Note 2)                    (3,787,387)

                                                               --------------
Total net expenses                                                     11,495
                                                               --------------
Net investment income                                               2,395,120
                                                               --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 ALLOCATED FROM MASTER PORTFOLIO
  Net realized gain                                                     6,469
                                                               --------------
Net gain on investments                                                 6,469
                                                               --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $    2,401,589
                                                               ==============

The accompanying notes are an integral part of these financial statements.

PAYPAL MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        For the Year Ended   For the Year Ended
                                                                         December 31, 2003    December 31, 2002
                                                                        ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                                                  $       2,395,120    $       2,128,062
  Net realized gain                                                                  6,469                  370
                                                                         -----------------    -----------------
Net increase in net assets resulting from operations                             2,401,589            2,128,432
                                                                         -----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                    (2,395,120)          (2,128,062)
                                                                         -----------------    -----------------
Total distributions to shareholders                                             (2,395,120)          (2,128,062)
                                                                         -----------------    -----------------
CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Proceeds from shares sold                                                  1,579,519,916        1,082,429,995
  Net asset value of shares issued in reinvestment of dividends
   and distributions                                                             2,420,317            1,921,533
  Cost of shares redeemed                                                   (1,550,432,189)        (997,201,466)
                                                                         -----------------    -----------------
Net increase in net assets resulting from capital share transactions            31,508,044           87,150,062
                                                                         -----------------    -----------------
Increase in net assets                                                          31,514,513           87,150,432
NET ASSETS:
Beginning of year                                                              169,357,033           82,206,601
                                                                         -----------------    -----------------
End of year                                                              $     200,871,546    $     169,357,033
                                                                         =================    =================
Undistributed net investment income included in net assets at end
 of year                                                                 $           2,704    $           2,334
                                                                         =================    =================
SHARES ISSUED AND REDEEMED:
  Shares sold                                                                1,579,519,916        1,082,429,995
  Shares issued in reinvestment of dividends and distributions                   2,420,317            1,921,533
  Shares redeemed                                                           (1,550,432,189)        (997,201,466)
                                                                         -----------------    -----------------
Net Increase in Shares Outstanding                                              31,508,044           87,150,062
                                                                         =================    =================

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                           YEAR ENDED         YEAR ENDED          YEAR ENDED
                                                                        DEC. 31, 2003      DEC. 31, 2002       DEC. 31, 2001
                                                                        ----------------------------------------------------
Net asset value, beginning of period                                    $        1.00       $       1.00       $        1.00
                                                                        -------------      -------------       -------------
Income from investment operations:
    Net investment income                                                        0.01               0.02                0.03
    Net realized and unrealized gain on investments                              0.00/(6)/          0.00/(6)/           0.00/(6)/
                                                                        -------------      -------------       -------------
Total from investment operations                                                 0.01               0.02                0.03
                                                                        -------------      -------------       -------------
LESS DISTRIBUTIONS FROM:
    Net investment income                                                       (0.01)             (0.02)              (0.03)
                                                                        -------------      -------------       -------------
Total distributions                                                             (0.01)             (0.02)              (0.03)
                                                                        -------------      -------------       -------------
Net asset value, end of period                                          $        1.00       $       1.00       $        1.00
                                                                        =============      =============       =============
Total return                                                                     1.16%              1.85%               2.86%
                                                                        =============      =============       =============
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000s)                                    $     200,872       $    169,357       $      82,207
    Ratio of expenses to average net assets                     /(1)/            0.11%              0.10%               1.46%
    Ratio of net investment income to average net assets        /(2)/            1.14%              1.80%               2.80%


/(1)/ Ratio of expenses to average net assets prior to waived
      fees and reimbursed expenses                                               1.91%              1.90%               1.90%
/(2)/ Ratio of net investment income (loss) to average net
      assets prior to waived fees and reimbursed expenses                       (0.66)%             0.00%/(6)/          2.36%

                                                                                             PERIOD FROM
                                                                                           NOV. 18, 1999/(5)/
                                                                           YEAR ENDED                 TO
                                                                        DEC. 31, 2000      DEC. 31, 1999
                                                                        --------------------------------
Net asset value, beginning of period                                    $        1.00      $        1.00
                                                                        -------------      -------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                                        0.05               0.01
    Net realized and unrealized gain on investments                                --                 --
                                                                        -------------      -------------
Total from investment operations                                                 0.05               0.01
                                                                        -------------      -------------
LESS DISTRIBUTIONS FROM:
    Net investment income                                                       (0.05)             (0.01)
                                                                        -------------      -------------
Total distributions                                                             (0.05)             (0.01)
                                                                        -------------      -------------
Net asset value, end of period                                          $        1.00      $        1.00
                                                                        =============      =============
Total return                                                                     5.56%              0.65%/(3)/
                                                                        =============      =============
Ratios/Supplemental data:
    Net assets, end of period (000s)                                    $      75,890      $       1,196
    Ratio of expenses to average net assets                     /(1)/            1.38%              0.50%/(4)/
    Ratio of net investment income to average net assets        /(2)/            5.32%              5.92%/(4)/

/(1)/ Ratio of expenses to average net assets prior to waived
       fees and reimbursed expenses                                              1.75%              0.60%/(4)/
/(2)/ Ratio of net investment income (loss) to average net
       assets prior to waived fees and reimbursed expenses                       4.95%              5.82%/(4)/


/(3)/ Not Annualized.
/(4)/ Annualized.
/(5)/ Commencement of operations.
/(6)/ Rounds to less than $0.01 or 0.01%.

The accompanying notes are an integral part of these financial statements.

PAYPAL MONEY MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     PayPal Money Market Fund (the "Fund"), is a diversified series of PayPal Funds (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund changed its name from PayPal Money Market Reserve Fund effective January 22, 2002. The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on June 3, 1999.

     The investment objective of the Fund is to provide a high level of income consistent with stability of capital and liquidity.

     Under the Fund's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

     The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     INVESTMENT POLICY AND SECURITY VALUATION

     The Fund invests all of its assets in the Money Market Master Portfolio (the "Master Portfolio") a separate series of Master Investment Portfolio ("MIP"). The Master Portfolio has the same investment objective as the Fund. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio (4.25% as of December 31, 2003). The method by which MIP values its securities is discussed in Note 1 of the Master Portfolio's Notes to the Financial Statements, which are included elsewhere in this report.

     The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

     Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

     FEDERAL INCOME TAXES

     The Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

     The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), and to distribute annually all of its investment company taxable income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2003.

     As of December 31, 2003 the components of Distributable Earnings on a tax basis were as follows: Undistributed Ordinary Income of $9,173.

     The tax character of distributions paid during 2003 and 2002 for the Funds were as follows: ordinary income of $2,395,120 and $2,128,062 for the Money Market Fund, respectively.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     PayPal Asset Management, Inc. ("PPAM"), a wholly owned subsidiary of PayPal, Inc. ("PayPal"), serves as the Fund's investment adviser. For both its advisory and administrative services, PPAM is paid a "unified" fee from the Fund at an annual rate of 1.80% of the Fund's average daily net assets. Under an investment advisory agreement between the Trust and PPAM, PPAM provides, or arranges to be provided to the Fund, administration, transfer agency, pricing, custodial, auditing and legal services, and is responsible for payment of all of the operating expenses of the Fund except Master Portfolio expenses, brokerage fees, taxes, interest, fees and expenses of the independent trustees (and their legal counsel, if any) and extraordinary expenses. The Fund also pays a fee equal to 0.10% of the Fund's average daily net assets payable at the Master Portfolio level to Barclays Global Fund Advisors, the investment adviser to the Master Portfolio.

     PPAM has contractually agreed to limit the Fund's net operating expenses to an annual rate of 1.50% for the period January 1, 2003 through December 31, 2003. As a result of the contractual expense limit, PPAM is entitled to an investment advisory fee at an annual rate of 1.40%. In addition, PPAM has voluntarily agreed to limit the Fund's net operating expenses, excluding directors' fees, to an annual rate of 0.10%. As a result of the voluntary expense limit, PPAM currently does not receive an investment advisory fee. PPAM may terminate the voluntary expense limit at any time. PPAM waived expenses totaling $3,787,387 or 1.80% of the Fund's average daily net assets for the year ended December 31, 2003.

     PayPal also serves as the shareholder servicing agent for the Fund. PayPal is also responsible for maintaining the Fund's shareholder accounts. PPAM serves as the Fund's transfer agent.

     Investor's Bank & Trust Company (the "Administrator") provides custodian and administrative services to the Fund. Services provided by the Administrator include, but are not limited to: managing the daily operations and business affairs of the Fund, subject to the supervision of the Board of Trustees; overseeing the preparation and maintenance of all documents and records required to be maintained by the Fund; preparing or assisting in the preparation of regulatory filings, prospectuses and shareholder reports; and preparing and disseminating material for meetings of the Board of Trustees and shareholders. PPAM compensates the Administrator for services performed.

3.   CAPITAL SHARE TRANSACTIONS

     As of December 31, 2003, there was an unlimited number of shares of $0.01 par value capital stock authorized by the Fund. Transactions in capital shares for the Fund is disclosed in detail in the Statement of Changes in Net Assets.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of PayPal Funds:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the PayPal Money Market Fund (the "Fund"), a series of PayPal Funds, at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The financial highlights of the Fund for each of the periods ended from December 31, 1999 through December 31, 2000 were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those highlights.

PricewaterhouseCoopers LLP
San Francisco, California
February 9, 2004

PAYPAL MONEY MARKET FUND
MANAGEMENT OF THE FUND (Unaudited)

DISINTERESTED TRUSTEES/1/

                                                                 Number of
                                                 Term of       Portfolios in
                                Position(s)     Office and      Fund Complex           Principal Occupation(s) During
     Name, Address,            Held with the    Length of       Overseen by                    Past 5 Years;
        and Age                    Trust       Time Served        Trustee           Other Directorships Held by Trustee
----------------------------------------------------------------------------------------------------------------------------
Kevin T. Hamilton              Trustee         Since          One               Partner, Rice Hall James & Associates
Rice Hall James &                              1999                             (investment advisor) (January 2002 -
Associates                                                                      present); formerly, Principal and
600 W. Broadway,                                                                Portfolio Manager, Messner & Smith
Suite 1000                                                                      Investment Management Limited
San Diego, CA 92101                                                             (1999-2001); Executive Vice President,
Born in 1961                                                                    Montgomery Asset Management, LLC
                                                                                (1991-98).

Richard D. Kernan              Trustee/2/      Since          One               Chief Financial Officer, Acacia Pacific
846 Olima Street                               2002                             (November 2003-present);  Associate,
Sausalito, CA 94965                                                             Sinclair Ventures, LLC (2001-present);
Born in 1945                                                                    Chief Financial Officer, Claims,
                                                                                Fireman's Fund Insurance Company
                                                                                (2000-2001); Associate, Sinclair
                                                                                Ventures, LLC (1999-2000); Chief
                                                                                Operating Officer, Combined Benefits
                                                                                Insurance Company (1995-1999).

Gregory N. River               Trustee         Since          One               President and Chief Operating Officer,
114 Sansome Street, Suite                      1999                             U.S. Foursis System Sales, Inc.
200                                                                             (2002-present) (digital print hardware
San Francisco, CA 94104                                                         and software manufacturer); Vice
Born in 1954                                                                    President, Off-Road Capital (private
                                                                                investments) (2000-2002); Founder, Owner,
                                                                                and President, Paladin Consulting Company
                                                                                (1996-2000).

1 Disinterested Trustees are those Trustees who are not "interested persons" of the Trust as defined in the 1940 Act.
2    Mr. Kernan served as an Advisory Trustee from January 2001 through August
     2002

INTERESTED TRUSTEES/4/

                                                                   Number of
                                                                 Portfolios in
                                                  Term of             Fund
                                Position(s)      Office and         Complex         Principal Occupation(s) During Past 5
   Name, Address, and            Held with     Length of Time     Overseen by         Years; Other Directorships Held by
          Age                    the Trust         Served           Trustee                        Trustee
------------------------------------------------------------------------------------------------------------------------------
John T. Story/2/               Chairman        Since            One               Executive Vice President, PayPal, Inc.,
c/o PayPal, Inc.               and Trustee     1999                               (1999-present); President, John T. Story
2211 North First Street                                                           & Associates (mutual fund consulting)
San Jose, CA 95131                                                                (1998-99); Executive Vice President,
                                                                                  Montgomery Asset Management (1994-1998).
Born in 1940

1 Interested Trustees are those Trustees who are "interested persons" of the Trust as defined in the 1940 Act.

2 Mr. Story is deemed to be an "interested" Trustee of the Trust because of his affiliation with PayPal, Inc., the parent of PayPal Asset Management, Inc., the Fund's investment adviser.

PRINCIPAL OFFICERS

                                 Position(s)    Term of Office
  Name, Address, and              Held with     and Length of       Principal Occupation(s) During Past 5 Years; Other
         Age                      the Trust      Time Served                        Directorships Held
--------------------------------------------------------------------------------------------------------------------------
John T. Story                     Chairman       Since 2000        See Interested Trustee table

c/o PayPal, Inc.
303 Bryant Street
Mountain View, CA
94041

Born in 1940

Edward Fong                       Treasurer      Since February    Treasurer, PayPal, Inc. (January 2003 - present);
                                  and Chief      2003              Assistant Treasurer, eBay, Inc. (1999-January 2003);
Born in 1963                      Financial                        Vice President and Assistant Treasurer, Visa U.S.A.
                                  Officer                          Inc. (1992-1999).

John Muller                       Secretary      Since 2001        General Counsel, PayPal, Inc. and PayPal Asset
                                                                   Management, Inc. (2000-present); Partner, Brobeck,
Born in 1961                                                       Phleger & Harrison (San Francisco) (1998-2000); Of
                                                                   Counsel, Brobeck, Phleger & Harrison (San Francisco)
                                                                   (1996-1998).

MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

      SECURITY                                                                                   FACE AMOUNT                VALUE
      ---------------------------------------------------------------------------------------------------------------------------
      CERTIFICATES OF DEPOSIT--15.12%
      ---------------------------------------------------------------------------------------------------------------------------
      ABN Amro Bank NV
        1.40%, 10/21/04                                                                           25,000,000           24,997,987
      Bank of America NA
        1.10%, 03/15/04                                                                          100,000,000          100,000,000
      BNP Paribas (New York)
        1.10%, 01/20/04                                                                           50,000,000           50,000,000
        1.25%, 10/07/04                                                                           65,000,000           64,997,504
      Canadian Imperial Bank of Commerce
        1.31%, 08/13/04                                                                           50,000,000           49,996,901
      Citibank NA
        1.09%, 02/23/04                                                                          100,000,000          100,000,000
        1.10%, 01/22/04                                                                           25,000,000           25,000,000
      Fortis Bank
        1.39%, 09/08/04                                                                           20,000,000           19,998,625
      Societe Generale
        1.34%, 09/03/04                                                                           50,000,000           49,994,621
      World Savings Bank FSB
        1.05%, 03/18/04                                                                           80,000,000           79,994,843
        1.06%, 02/12/04                                                                          100,000,000           99,996,771
        1.07%, 02/25/04                                                                           50,000,000           49,997,716
      ---------------------------------------------------------------------------------------------------------------------------
      TOTAL CERTIFICATES OF DEPOSIT
      (Cost: $714,974,968)                                                                                            714,974,968
      ---------------------------------------------------------------------------------------------------------------------------

      SECURITY                                                                                   FACE AMOUNT                VALUE
      ---------------------------------------------------------------------------------------------------------------------------
      COMMERCIAL PAPER--27.80%
      ---------------------------------------------------------------------------------------------------------------------------
      Amstel Funding Corp.
        1.10%, 02/17/04                                                                           26,368,000           26,330,133
        1.11%, 02/17/04                                                                          100,000,000           99,855,083
        1.16%, 04/22/04                                                                           45,000,000           44,837,600
      Banque Generale du Luxembourg
        1.10%, 02/04/04                                                                           13,750,000           13,735,715
      Citigroup Global Markets Holdings Inc.
        1.07%, 01/06/04                                                                           30,000,000           29,995,542
      Corporate Asset Funding Co. Inc.
        1.09%, 02/04/04                                                                           27,000,000           26,972,205
        1.10%, 01/08/04                                                                           50,000,000           49,989,306
        1.10%, 01/09/04                                                                           25,000,000           24,993,889
        1.10%, 01/20/04                                                                           50,000,000           49,970,972
        1.11%, 01/08/04                                                                           50,000,000           49,989,209
      CRC Funding LLC
        1.09%, 01/06/04                                                                           50,000,000           49,992,431
        1.11%, 01/12/04                                                                           50,000,000           49,983,042
      DEPFA Bank PLC
        1.11%, 02/11/04                                                                          100,000,000           99,874,153
      Edison Asset Securitization Corp.
        1.10%, 01/15/04                                                                           50,000,000           49,978,611
        1.10%, 02/17/04                                                                           18,000,000           17,974,150
      K2 USA LLC
        1.13%, 06/07/04                                                                           30,000,000           29,851,217
      Kitty Hawk Funding Corp.
        1.10%, 01/20/04                                                                           33,000,000           32,980,841
      Liberty Street Funding Corp.

        1.10%, 02/17/04                                                                           17,938,000           17,912,239
        1.11%, 01/29/04                                                                           17,887,000           17,871,558
        1.11%, 02/11/04                                                                           14,559,000           14,540,595
      Moat Funding LLC
        1.09%, 01/08/04                                                                          100,000,000           99,978,806
        1.10%, 01/07/04                                                                           50,000,000           49,990,833
      Morgan Stanley
        1.08%, 02/25/04                                                                          100,000,000           99,835,000
      Nationwide Building Society
        1.10%, 02/06/04                                                                           22,000,000           21,975,800
        1.10%, 02/13/04                                                                           28,000,000           27,963,211
      Ness LLC
        1.05%, 01/15/04                                                                           22,254,000           22,244,914
      Prudential Funding Corp.
        1.10%, 01/15/04                                                                           50,000,000           49,978,611
      Receivables Capital Co. LLC
        1.08%, 01/05/04                                                                           70,230,000           70,221,572
      Special Purpose Accounts Receivable Corp.
        1.11%, 01/13/04                                                                           50,000,000           49,981,500
      Ticonderoga Funding LLC
        1.10%, 01/05/04                                                                           25,000,000           24,996,945
      ---------------------------------------------------------------------------------------------------------------------------
      TOTAL COMMERCIAL PAPER
      (Cost: $1,314,795,683)                                                                                        1,314,795,683
      ---------------------------------------------------------------------------------------------------------------------------

      SECURITY                                                                                   FACE AMOUNT                VALUE
      ---------------------------------------------------------------------------------------------------------------------------
      MEDIUM TERM NOTES--8.50%
      ---------------------------------------------------------------------------------------------------------------------------
      Associates Corp. NA
        6.20%, 01/26/04                                                                            7,000,000            7,023,094
      Beta Finance Inc.
        1.40%, 09/13/04                                                   /(1)/                   40,000,000           40,000,000
        1.41%, 11/03/04                                                   /(1)/                   65,000,000           65,000,000
      Citigroup Inc.
        5.70%, 02/06/04                                                                           30,000,000           30,126,780
      Daimler Chrysler Auto Trust
        1.10%, 08/09/04                                                   /(1)/                   22,847,233           22,847,233
      General Electric Capital Corp.
        5.38%, 04/23/04                                                                           19,250,000           19,506,971
      Hyundai Auto Receivables Trust
        1.11%, 11/15/04                                                                           33,383,576           33,383,576
      K2 USA LLC
        1.21%, 08/09/04                                                   /(1)/                   24,000,000           23,972,279
      Links Finance LLC
        1.44%, 11/01/04                                                                           45,000,000           45,000,000
      Merrill Lynch & Co. Inc.
        5.35%, 06/15/04                                                                           17,914,000           18,259,050
      Morgan Stanley
        5.63%, 01/20/04                                                                            9,900,000            9,921,400
      Nissan Auto Receivables Owner Trust
        1.15%, 11/15/04                                                                           45,070,546           45,070,545
      Sigma Finance Inc.
        1.24%, 08/06/04                                                   /(1)/                   10,000,000            9,999,403
      WFS Financial Owner Trust
        1.13%, 08/20/04                                                                           32,019,814           32,019,814
      ---------------------------------------------------------------------------------------------------------------------------
      TOTAL MEDIUM TERM NOTES
      (Cost: $402,130,145)                                                                                            402,130,145
      ---------------------------------------------------------------------------------------------------------------------------

      SECURITY                                                                                   FACE AMOUNT                VALUE
      ---------------------------------------------------------------------------------------------------------------------------
      TIME DEPOSITS--4.76%
      ---------------------------------------------------------------------------------------------------------------------------
      ABN Amro Bank NV
        1.14%, 07/06/04                                                                           25,000,000           25,000,000
      ING Bank NV
        0.99%, 01/02/04                                                                          200,000,000          200,000,000
      ---------------------------------------------------------------------------------------------------------------------------
      TOTAL TIME DEPOSITS
      (Cost: $225,000,000)                                                                                            225,000,000
      ---------------------------------------------------------------------------------------------------------------------------

      SECURITY                                                                                   FACE AMOUNT                VALUE
      ---------------------------------------------------------------------------------------------------------------------------
      VARIABLE & FLOATING RATE NOTES--39.11%
      ---------------------------------------------------------------------------------------------------------------------------
      American Express Centurion Bank
        1.11%, 10/20/04                                                                           50,000,000           50,000,000
        1.15%, 03/12/04                                                                           50,000,000           50,000,000
      Associates Corp. NA
        1.27%, 06/15/04                                                                           15,000,000           14,996,791
      Beta Finance Inc.
        1.09%, 01/23/04                                                   /(1)/                   20,000,000           20,000,000
        1.13%, 11/08/04                                                   /(1)/                   30,000,000           29,995,500
      Chase Manhattan Bank USA
        1.10%, 06/30/04                                                                           20,000,000           20,000,000
      Citigroup Global Markets Holdings Inc.
        1.29%, 06/17/04                                                                            8,000,000            8,006,487
      Dorada Finance Inc.
        1.06%, 05/14/04                                                   /(1)/                   30,000,000           29,999,451
        1.09%, 01/27/04                                                   /(1)/                   25,000,000           25,000,000
        1.09%, 06/30/04                                                   /(1)/                   25,000,000           24,992,500
        1.12%, 03/15/04                                                   /(1)/                   20,000,000           19,999,592
        1.24%, 08/09/04                                                   /(1)/                   35,000,000           34,994,750
      First USA Bank
        1.35%, 07/21/04                                                                           54,600,000           54,665,310
      GE Commercial Equipment Financing LLC
        1.11%, 09/20/04                                                                           43,386,246           43,386,247
      General Electric Capital Corp.
        1.14%, 01/28/04                                                                           40,000,000           40,001,282
        1.24%, 03/25/04                                                   /(1)/                   43,500,000           43,511,449
        1.27%, 04/22/04                                                                           38,000,000           38,015,796
      Goldman Sachs Group Inc.
        1.32%, 01/22/04                                                                           45,000,000           45,004,825
        1.82%, 02/11/04                                                                           20,000,000           20,014,477
      Granite Mortgages PLC
        1.14%, 01/20/04                                                                           21,875,000           21,874,884
      HBOS Treasury Services PLC
        1.16%, 01/24/05                                                   /(1)/                   50,000,000           50,000,000
      Holmes Financing PLC
        1.12%, 04/15/04                                                                           50,000,000           50,000,000
      JP Morgan Securities Inc.
        1.20%, 06/15/04                                                   /(1)/                  100,000,000          100,000,000
      K2 USA LLC
        1.08%, 03/15/04                                                   /(1)/                   15,000,000           15,000,000
        1.10%, 02/06/04                                                   /(1)/                   20,000,000           20,000,000
        1.10%, 09/30/04                                                   /(1)/                   30,000,000           29,996,599
        1.13%, 11/08/04                                                   /(1)/                   25,000,000           24,996,786
        1.41%, 11/01/04                                                   /(1)/                   35,000,000           34,998,534
      Links Finance LLC
        1.06%, 05/24/04                                                   /(1)/                   20,000,000           19,998,000
        1.07%, 03/18/04                                                   /(1)/                   40,000,000           40,000,000
        1.10%, 07/20/04                                                   /(1)/                   40,000,000           39,995,595
        1.11%, 06/21/04                                                   /(1)/                   25,000,000           24,998,828
        1.14%, 03/08/04                                                   /(1)/                   25,000,000           25,000,000
      Merrill Lynch & Co. Inc.
        1.33%, 01/14/04                                                                           17,000,000           17,001,302
      Metropolitan Life Insurance Co. Funding Agreement

        1.24%, 07/16/04                                                   /(1)/                   25,000,000           25,000,000
        1.27%, 07/23/04                                                   /(1)/                   50,000,000           50,000,000
      Nationwide Building Society
        1.17%, 12/28/04                                                   /(1)/                   50,000,000           50,000,000
        1.18%, 08/06/04                                                                           25,000,000           25,005,620
        1.19%, 08/13/04                                                                           25,000,000           25,006,245
      Permanent Financing PLC
        1.13%, 03/10/04                                                                           78,000,000           78,000,000
        1.13%, 12/10/04                                                                           60,000,000           60,000,000
      Residential Mortgage Securities
        1.21%, 06/09/04                                                   /(1)/                   47,314,153           47,314,152
      Sigma Finance Inc.
        1.10%, 07/20/04                                                   /(1)/                   65,000,000           64,991,867
        1.12%, 11/15/04                                                   /(1)/                   50,000,000           49,995,618
        1.13%, 09/07/04                                                   /(1)/                   50,000,000           49,993,132
      Societe Generale
        1.08%, 09/24/04                                                                           50,000,000           49,988,250
      Strips III LLC
        1.17%, 07/30/04                                                   /(1)/                   27,985,413           27,985,413
      Travelers Insurance Co. Funding Agreement
        1.25%, 02/05/04                                                   /(1)/                   50,000,000           50,000,000
        1.27%, 08/19/04                                                   /(1)/                   25,000,000           25,000,000
      Winston Funding Ltd.
        1.21%, 04/23/04                                                   /(1)/                   45,000,000           45,000,000
      ---------------------------------------------------------------------------------------------------------------------------
      TOTAL VARIABLE & FLOATING RATE NOTES
      (Cost: $1,849,725,282)                                                                                        1,849,725,282
      ---------------------------------------------------------------------------------------------------------------------------

      SECURITY                                                                                   FACE AMOUNT                VALUE
      ---------------------------------------------------------------------------------------------------------------------------
      REPURCHASE AGREEMENTS--5.13%
      ---------------------------------------------------------------------------------------------------------------------------
      Goldman Sachs Tri-Party Repurchase Agreement, dated 12/31/03, due 01/02/04, with a
       maturity value of $17,475,951 and an effective yield of 0.98%. /(2)/                       17,475,000           17,475,000
      Goldman Sachs Tri-Party Repurchase Agreement, dated 12/31/03, due 01/02/04, with a
       maturity value of $25,001,417 and an effective yield of 1.02%. /(2)/                       25,000,000           25,000,000
      Lehman Brothers Tri-Party Repurchase Agreement, dated 12/31/03, due 01/02/04, with a
       maturity value of $75,003,750 and an effective yield of 0.90%. /(2)/                       75,000,000           75,000,000
      Merrill Lynch Tri-Party Repurchase Agreement, dated 12/31/03, due 01/02/04, with a
       maturity value of $100,005,444 and an effective yield of 0.98%. /(2)/                     100,000,000          100,000,000
      Merrill Lynch Tri-Party Repurchase Agreement, dated 12/31/03, due 01/02/04, with a
       maturity value of $25,001,389 and an effective yield of 1.00%. /(2)/                       25,000,000           25,000,000
      ---------------------------------------------------------------------------------------------------------------------------

      TOTAL REPURCHASE AGREEMENTS
      (Cost: $242,475,000)                                                                                            242,475,000
      ---------------------------------------------------------------------------------------------------------------------------

      TOTAL INVESTMENTS IN SECURITIES -- 100.42%
      (Cost $4,749,101,078)                                                                                         4,749,101,078
      ---------------------------------------------------------------------------------------------------------------------------
      Other Assets, Less Liabilities -- (0.42)%                                                                       (20,091,885)
      ---------------------------------------------------------------------------------------------------------------------------
      NET ASSETS -- 100.00%                                                                                       $ 4,729,009,193
      ===========================================================================================================================

/(1)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

/(2)/ See Note 1 for collateral information.

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003
--------------------------------------------------------------------------------

ASSETS

Investments in securities, at amortized cost which
 approximates value (Note 1)                                     $ 4,506,626,078
Repurchase agreements, at value and cost                             242,475,000
                                                                 ---------------
Total investments in securities                                    4,749,101,078
Cash                                                                         713
Receivables:
  Interest                                                             5,673,196
                                                                 ---------------
Total Assets                                                       4,754,774,987
                                                                 ---------------
LIABILITIES
Payables:
  Investment securities purchased                                     25,000,000
  Advisory fees (Note 2)                                                 765,794
                                                                 ---------------
Total Liabilities                                                     25,765,794
                                                                 ---------------
NET ASSETS                                                       $ 4,729,009,193
                                                                 ===============

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

NET INVESTMENT INCOME
  Interest                                                       $    52,983,614
                                                                 ---------------
Total investment income                                               52,983,614
                                                                 ---------------
EXPENSES (Note 2)
  Advisory fees                                                        4,247,387
                                                                 ---------------
Total expenses                                                         4,247,387
                                                                 ---------------
Net investment income                                                 48,736,227
                                                                 ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on sale of investments                               120,352
                                                                 ---------------
Net gain on investments                                                  120,352
                                                                 ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $    48,856,579
                                                                 ===============

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        For the Year Ended   For the Year Ended
                                                                        December 31, 2003    December 31, 2002
                                                                        ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                                                  $      48,736,227    $      45,475,626
  Net realized gain                                                                120,352                8,083
                                                                         -----------------    -----------------
Net increase in net assets resulting from operations                            48,856,579           45,483,709
                                                                         -----------------    -----------------
INTERESTHOLDER TRANSACTIONS:
  Contributions                                                             13,745,249,528       11,212,874,658
  Withdrawals                                                              (12,953,858,697)      (9,134,078,695)
                                                                         -----------------    -----------------
Net increase in net assets resulting from interestholder transactions          791,390,831        2,078,795,963
                                                                         -----------------    -----------------
Increase in net assets                                                         840,247,410        2,124,279,672
NET ASSETS:
Beginning of year                                                            3,888,761,783        1,764,482,111
                                                                         -----------------    -----------------
End of year                                                              $   4,729,009,193    $   3,888,761,783
                                                                         =================    =================

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. As of December 31, 2003, MIP offered the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Retirement (formerly LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the Money Market Master Portfolio (the "Master Portfolio").

     Under the Master Portfolio's organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolio that have not yet occurred. However, based on experience, the Master Portfolio expects the risk of loss to be remote.

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount using a constant yield to maturity method.

     FEDERAL INCOME TAXES

       In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of its distributive share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     REPURCHASE AGREEMENTS

     The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

     The repurchase agreements held by the Master Portfolio at December 31, 2003 were fully collateralized by U.S. Government and Agency obligations as follows:

                                                                            Aggregate Market
Repurchase Agreement              Interest Rate(s)     Maturity Date(s)          Value
--------------------------------------------------------------------------------------------
Goldman Sachs Tri-Party            5.00% - 7.00%       11/1/16 - 7/1/33        $  17,823,670
Goldman Sachs Tri-Party            5.00% - 7.00%       11/1/16 - 7/1/33           25,500,831
Lehman Brothers Tri-Party          3.60% - 5.75%       1/1/23 - 1/1/34            76,499,092
Merrill Lynch Tri-Party            3.16% - 5.74%       8/1/22 - 2/1/35           101,993,875
Merrill Lynch Tri-Party            3.21% - 7.38%       7/1/23 - 7/1/34            25,500,663

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.10% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian and sub-administrator of the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

     SEI Investments Distribution Company ("SEI") is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent. Prior to April 1, 2003, Stephens Inc. served as sponsor and placement agent for the Master Portfolio.

     MIP has entered into an administration services arrangement with BGI who has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the Master Portfolio.

     Certain officers and trustees of MIP are also officers or employees of BGI. As of December 31, 2003, these officers or employees of BGI collectively owned less than 1% of MIP's outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     At December 31, 2003, the Master Portfolio's cost of investments for federal income tax purposes was the same as for financial statement purposes.

4.   FINANCIAL HIGHLIGHTS

     Financial highlights for the Master Portfolio were as follows:

                                   Year Ended     Year Ended     Year Ended     Year Ended  Period Ended      Period Ended
                                 December 31,   December 31,   December 31,   December 31,  December 31,      February 28,
                                         2003           2002           2001           2000          1999 (1)        1999 (2)
  --------------------------------------------------------------------------------------------------------------------------
  Ratio of expenses to
   average net assets      (3)          0.10%          0.10%          0.10%          0.10%         0.10%                0.10%

  Ratio of net investment
   income to average
   net assets              (3)          1.15%          1.80%          3.66%          6.43%         5.23%               5.17%

  Total return                          1.16%          1.84%          4.23%          6.52%         4.44%(4)            2.61%(4)

(1) For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.

(2) For the period from September 1, 1998 (commencement of operations) to February 28, 1999.

(3)   Annualized for periods of less than one year.

(4)   Not annualized.

REPORT OF INDEPENDENT AUDITORS

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Master Portfolio, a portfolio of Master Investment Portfolio (the "Portfolio"), at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial highlights of the Portfolio for each of the periods ended from February 28, 1999 through December 31, 2000 were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those highlights.

PricewaterhouseCoopers LLP
San Francisco, California
February 9, 2004

MASTER INVESTMENT PORTFOLIO
TRUSTEES INFORMATION - UNAUDITED

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolio. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

Master Investment Portfolio ("MIP"), Barclays Global Investors Funds ("BGIF"), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of MIP also serves as a Trustee for BGIF and oversees 25 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 109 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, CA 94105. Additional information about the Master Portfolio's Trustees may be found in Part B of the Master Portfolio's Registration Statement, which is available without charge upon request by calling toll-free 1-877-244-1544.

INTERESTED TRUSTEES AND OFFICERS

NAME,                                                                                                    OTHER PUBLIC COMPANY
ADDRESS AND         POSITION(S), LENGTH OF          PRINCIPAL OCCUPATION                                 AND INVESTMENT
AGE                 SERVICE                         DURING PAST FIVE YEARS                               COMPANY DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------------
Lee T.              Trustee since November 16,      Chief Executive Officer of the Intermediary          Director, iShares Inc.
Kranefuss, *42      2001, President and Chief       Investor and Exchange Traded Products Business of    (since June 18, 2003);
                    Executive Officer               Barclays Global Investors, N.A. ("BGI")              Trustee, iShares Trust
                                                                                                         (since June 18, 2003)

Michael A.          Secretary, Treasurer and        Chief Operating Officer of the Intermediary          None
Latham, 38          Chief Financial Officer         Investor and Exchange Traded Products Business of
                                                    BGI (since 2003);  Director of Mutual Fund
                                                    Delivery in the U.S. Individual Investor Business
                                                    of BGI (2000-2003); Head of Operations, BGI
                                                    Europe (1997-2000)

* Lee T. Kranefuss is deemed to be an "interested person" of the Trust because he serves as Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI, the administrator of the Master Portfolio and the parent company of BGFA, the investment advisor of the Master Portfolio.

INDEPENDENT TRUSTEES

NAME,                                                                                                    OTHER PUBLIC COMPANY
ADDRESS AND         POSITION(s), LENGTH OF          PRINCIPAL OCCUPATION                                 AND INVESTMENT
AGE                 SERVICE                         DURING PAST FIVE YEARS                               COMPANY DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------------
Mary G. F.          Trustee since November 16,      Director, Osher Lifelong Learning Institutes, The    Director, Pacific Century
Bitterman, 59       2001                            Bernard Osher Foundation; President and Chief        Financial Corporation/Bank
                                                    Executive Officer of The James Irvine Foundation     of Hawaii
                                                    (non-profit foundation); President and Chief
                                                    Executive Officer of KQED, Inc. (public
                                                    television and radio) from 1993-2002

Jack S.
Euphrat, 81         Trustee since October 20, 1993  Private Investor                                     None

W. Rodney
Hughes, 77          Trustee since October 20, 1993  Private Investor                                     None

Richard K.
Lyons, 42           Trustee since November 16,      Professor, University of California, Berkeley:       Director, Matthews Asian
                    2001                            Haas School of Business; Member, Council of          Funds (oversees 6
                                                    Foreign Relations                                    portfolios); Director,
                                                                                                         iShares Inc. (since 2001);
                                                                                                         Trustee, iShares Trust
                                                                                                         (since 2001)

Leo Soong, 57       Trustee since February 9, 2000  President of Trinity Products LLC (beverages);       Chairman of the California
                                                    Managing Director of CG Roxane LLC (water            Automobile Association
                                                    company); Co-Founder of Crystal Geyser Water Co.
                                                    (President through 1999)

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics applicable to the Registrant's principal executive officer, principal financial officer, principal accounting officer, and any persons performing similar functions on behalf of the Registrant. The Registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 888-215-5506.

During the period covered by this report, no amendments were made to the provisions of the code of ethics referenced above. During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics referenced above were granted.

Item 3. Audit Committee Financial Expert.

     The registrant's Board of Trustees has determined that Richard D. Kernan, a member of the registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate audit fees billed to the Registrant for the years ended December 31, 2003 and 2002 by the principal accountant were $11,800 and $11,000, respectively.

(b) Audit-Related Fees. There were no audit-related fees billed to the Registrant for the last two fiscal years by the principal accountant.

(c) Tax Fees. The aggregate tax-related fees billed to the Registrant for the years ended December 31, 2003 and 2002 by the principal accountant were $4,800 and $4,400, respectively. These related to the principal accountant's review of the Registrant's income tax returns and review of qualification as a regulated investment company under Sub Chapter M of the Internal Revenue Code.

(d) All Other Fees. None.

(e)(1) The Audit Committee is required to pre-approve audit and non-audit services performed for the Registrant by the independent auditor in order to assure that the provision of such services does not impair the auditor's independence: The Audit Committee's Amended Audit Committee Charter contains a pre-approval requirement and the related policy.

(e)(2) No services included in (b)-(d) above were approved pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the years ended December 31, 2003 and 2002 by the Registrant's principal accountant for non-audit services rendered to the Registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant were $19,050 and $17,600, respectively.

(h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant's independence.

Items 5-6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not applicable to this filing.

Items 8. [Reserved]

Item 9. Controls and Procedures.

     (a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the PayPal Funds are reasonably designed to achieve the purposes described in the attached certification, Section 4(a).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 27-.30a-3(d))) that occurred during the registrant's last fiscal half-year (the registrant's second half-year in the case of an annual report) that has materially affected, or is reasonably likely to materialy affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

     (a) Not applicable to this filing.

     (b) Certification letters are attached.

     (c) Section 906 Certifications are attached.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PayPal Funds

By: /s/ John T. Story
----------------------------------------------
John T. Story, President

Date:  March 9, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Story
----------------------------------------------
John T. Story, President

Date:  March 9, 2004

By: /s/ Edward Fong
----------------------------------------------
Edward Fong, Principal Financial Officer

Date:  March 9, 2004